UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549

                    Form 13F

               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2004
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                        		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Fraser Management Associates
Address:  309 South Willard Street
          Burlington VT 05401


Form 13F File Number: 28-5216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James L. Fraser
Title: President
Phone: 802-658-0322

Signature, Place, and Date of Signing:

 James L. Fraser			Burlington, VT			03/31/2004

[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total: $136,151
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


NAME OF ISSUER	TITLE OF			Market	VALUE	SHARES/	SH	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
	CLASS	CUSIP		Value	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SH	NONE

INTERMAGNETICS GENERAL	COM	458771102			9356	353062	SH		SOLE		258829
EXXON-MOBIL	COM	30231G102			7359	176940	SH		SOLE		359550
GENERAL ELECTRIC	COM	369604103			6958	227977	SH		SOLE		183679
AMERON INTERNATIONAL	COM	030710107			3739	110848	SH		SOLE		72229
DEVON ENERGY	COM	25179M103			3388	58266	SH		SOLE		77488
CEMEX ADR	ADR	151290889			3154	105780	SH		SOLE		53706
LAYNE CHRISTENSEN	COM	521050104			3089	210550	SH		SOLE		97268
UNITED UTILITIES ADR	ADR	91311Q105			2902	148820	SH		SOLE		274900
ULTRALIFE BATTERIES	COM	903899102			2848	133820	SH		SOLE		48000
PLUM CREEK TIMBER	COM	729251108			2841	87474	SH		SOLE		111530
STERIS	COM	859152100			2776	107605	SH		SOLE		91744
MERCK	COM	589331107			2664	60278	SH		SOLE		1981000
HEALTH CARE REIT	COM	42217K106			2514	61910	SH		SOLE		103576
MICROSOFT	COM	594918104			2479	99420	SH		SOLE		182953
FLOW INTERNATIONAL	COM	343468104			2470	748442	SH		SOLE		113270
IDT	COM	448947101			2338	117675	SH		SOLE		73350
PEARSON PLC	ADR	705015105			2317	201500	SH		SOLE		97964
GREEN MOUNTAIN COFFEE ROASTE	COM	393122106			2265	112460	SH		SOLE		89850
PENGROWTH ENERGY TRUST	COM	706902103			2258	164820	SH		SOLE		34380
HONEYWELL INTERNATIONAL	COM	438516106			2145	63360	SH		SOLE		36274
WOLVERINE WORLD WIDE	COM	978097103			2129	88250	SH		SOLE		57560
INGERSOLL RAND	COM	G4776G101			2095	30974	SH		SOLE		111025
ANADARKO PETROLEUM	COM	032511107			1966	37905	SH		SOLE		68400
GENERAL MILLS	COM	370334104			1940	41560	SH		SOLE		34788
BRISTOL MYERS SQUIBB	COM	110122108			1930	79658	SH		SOLE		672742
CHEVRONTEXACO	COM	166764100			1898	21624	SH		SOLE		19458
MARATHON OIL 	COM	565849106			1880	55830	SH		SOLE		20307
KADANT	COM	48282t104			1789	85784	SH		SOLE		125553
LIBERTY MEDIA	COM	530718105			1691	154400	SH		SOLE		100710
NEWELL RUBBERMAID	COM	651229106			1655	71350	SH		SOLE		158560
UNISYS	COM	909214108			1622	113569	SH		SOLE		95016
ATS AUTOMATED TOOLING SYSTEM	COM	001940105			1616	184700	SH		SOLE		336467
OSHKOSH B'GOSH	COM	688222207			1600	68350	SH		SOLE		40209
CRITICARE SYSTEMS	COM	226901106			1587	425494	SH		SOLE		126514
CALAVO GROWERS	COM	128246105			1582	146900	SH		SOLE		220550
NORTHWEST PIPE	COM	667746101			1492	102925	SH		SOLE		117650
XCEL ENERGY	COM	98389B100			1433	80466	SH		SOLE		117050
PROCTER & GAMBLE	COM	742718109			1433	13662	SH		SOLE		22794
MATTEL	COM	577081102			1399	75860	SH		SOLE		31460
PNC FINANCIAL SERVICES GROUP	COM	693475105			1351	24380	SH		SOLE		253897
"DUPONT, E.I."	COM	263534109			1327	31429	SH		SOLE		12372
BP ADR	ADR	055622104			1298	25350	SH		SOLE		31680
EVERGREEN SOLAR	COM	30033R108			1193	490940	SH		SOLE		37755
TYCO INTERNATIONAL	COM	902124106			1110	38728	SH		SOLE		23404
IMPCO TECHNOLOGIES	COM	45255W106			1061	191880	SH		SOLE		25202
W.P. CAREY & CO.	COM	92930Y107			1037	33500	SH		SOLE		102750
CENTRA SOFTWARE	COM	15234X103			1026	277350	SH		SOLE		24736
VANGUARD WELLESLEY INCOME FU	COM	921938205			1014	19751	SH		SOLE		42950
QUAKER FABRIC	COM	747399103			999	111250	SH		SOLE		12960
AES	COM	00130H105			993	116445	SH		SOLE		23412
BADGER METER 	COM	056525108			991	26600	SH		SOLE		21352
BARRICK GOLD	COM	067901108			968	40700	SH		SOLE		53768
CHARTER COMMUNICATIONS  5.750% DUE 10-15-05	BOND	16117MAB3			931	960000	SH		SOLE		41100
ALLSCRIPTS HEALTHCARE SOLUTI	COM	01988P108			904	93200	SH		SOLE		618000
FUELCELL ENERGY	COM	35952H106			896	66075	SH		SOLE		122600
H & Q LIFE SCIENCES INVESTOR	COM	404053100			866	51460	SH		SOLE		44785
REGIONS FINANCIAL	COM	758940100			864	23656	SH		SOLE		26873
PFIZER	COM	717081103			840	23952	SH		SOLE		10084
INTERNET SECURITY SYSTEMS	COM	46060X107			818	46400	SH		SOLE		59648
CANADIAN OIL SANDS TRUST	COM	046903100			813	24000	SH		SOLE		144665
VERIZON COMMUNICATIONS	COM	92343V104			717	19618	SH		SOLE		5859
ENESCO GROUP	COM	292973104			695	60430	SH		SOLE		8809
HYDROGENICS	COM	448882100			695	131350	SH		SOLE		14250
BLUEGREEN	COM	096231105			668	51572	SH		SOLE		12578
SCANSOFT	COM	80603P107			668	120381	SH		SOLE		61980
ALTRIA GROUP	COM	02209S103			668	12265	SH		SOLE		29512
DOMINION RESOURCES	COM	25746U109			652	10137	SH		SOLE		291850
DISTRIBUTED ENERGY SYSTEMS	COM	74371K101			626	188600	SH		SOLE		151300
SBC COMMUNICATIONS	COM	78387G103			596	24288	SH		SOLE		67797
TRIZEC PROPERTIES	COM	89687P107			508	29650	SH		SOLE		100750
TRANSCANADA CORPORATION	COM	89353D107			488	22712	SH		SOLE		38663
DUKE ENERGY	COM	264399106			485	21480	SH		SOLE		110000
BANK OF AMERICA	COM	060505104			473	5844	SH		SOLE		147130
IMPERIAL OIL	COM	453038408			451	10065	SH		SOLE		22530
ANHEUSER-BUSCH	COM	035229103			367	7200	SH		SOLE		59500
DOLLAR GENERAL	COM	256669102			308	16034	SH		SOLE		15100
PEPSICO	COM	713448108			281	5220	SH		SOLE		154930
EMERSON ELECTRIC	COM	291011104			266	4446	SH		SOLE		62990
EASTMAN COMPANY	COM	277432100			262	6133	SH		SOLE		112650
NEWMONT MINING	COM	651639106			245	5259	SH		SOLE		10448
ROYAL DUTCH PETROLEUM ADR	ADR	780257804			238	5000	SH		SOLE		1070000
AQUILA	COM	03840P102			236	50100	SH		SOLE		36400
IBM	COM	459200101			230	2500	SH		SOLE		27243
ALLSTATE	COM	020002101			227	4984	SH		SOLE		195000
WYETH	COM	983024100			219	5830	SH		SOLE		21700
SCHERING PLOUGH	COM	806605101			215	13239	SH		SOLE		220600
BLUEGREEN 8.250% DUE 05-15-12	BOND	096231AA3			187	122000	SH		SOLE		13200
CORNING 	COM	219350105			156	13994	SH		SOLE		65430
CLEAR ONE COMMUNICATIONS	COM	185060100			129	19650	SH		SOLE		14900
NORTHEAST INVESTORS TRUST	COM	664210101			108	14252	SH		SOLE		16000
US ENERGY SYSTEMS	COM	902951102			77	49200	SH		SOLE		34350
KAMAN CORP 6.000% DUE 03-15-12	BOND	483548AC7			29	29000	SH		SOLE		13141
PARKER DRILLING 5.500% DUE 08-01-04	BOND	701081AD3			25	25000	SH		SOLE		13594
READ-RITE 6.500% DUE 09-01-04	BOND	755246AA3			17	50000	SH		SOLE		28700
ART TECHNOLOGY GROUP	COM	04289L107			15	10000	SH		SOLE		43000
DEVON ENERGY 0.000% DUE 06-27-20	BOND	25179MAD5			12	21000	SH		SOLE		45090
ANDREA ELECTRONICS	COM	034393108			9	38000	SH		SOLE		35000
ROTARY POWER INTL	COM	77866R101			6	57000	SH		SOLE		35000